Intangible assets	6 Months Ended
Jun. 30, 2026
Intangible assets and goodwill [abstract]
Intangible assets

Note 9. Intangible Assets

A summary of the intangible assets as at June 30, 2026 and December 31, 2025 is as follows:

	Goodwill	Capitalized software	Other intangible assets	Ongoing development costs	Total
Cost
At December 31, 2025	128,489	18,656	10,830	1,906	159,881
Additions	—	115	589	1,141	1,845
Reclassifications	—	783	—	(783)	—
Exchange differences	(7,020)	(1,038)	(524)	(138)	(8,720)
At June 30, 2026	121,469	18,516	10,895	2,126	153,006
Accumulated amortization
At December 31, 2025	—	(14,752)	(7,107)	(275)	(22,134)
Amortization charge	—	(1,220)	(808)	—	(2,028)
Exchange differences	—	865	371	16	1,252
At June 30, 2026	—	(15,107)	(7,544)	(259)	(22,910)
Cost, net accumulated amortization
At December 31, 2025	128,489	3,904	3,723	1,631	137,747
At June 30, 2026	121,469	3,409	3,351	1,867	130,096

Amortization expense for the three months ended June 30, 2026 was $0.9 million (2025: $1.1 million). Amortization expense for the six months ended June 30, 2026 was $2.0 million (2025: $2.1 million).